RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	$ 54,976	$ 42,741
Series Forty Seven [Member]
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	17,485	13,606
Series Forty Eight [Member]
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	15,159	11,827
Series Forty Nine [Member]
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	$ 22,332	$ 17,308